Long-Term borrowings - Description of group borrowing arrangements (Details)							6 Months Ended
	Jun. 20, 2024 USD ($)	May 31, 2024 USD ($)	May 21, 2024 USD ($)	Mar. 29, 2024 USD ($)	Jan. 29, 2024 USD ($)	Mar. 21, 2022 USD ($)	Jun. 30, 2024 USD ($)	Jun. 30, 2023 USD ($)	Jul. 01, 2024	Jan. 31, 2024 USD ($) installment
Borrowings
Repayment of borrowings							$ 191,252,181	$ 138,369,645
Gain from modification of loans							$ 1,828,959
SOFR
Borrowings
Adjustment to interest rate basis									2.35%
$194.0 Million Sale and Leaseback Agreements - Nissos Kea and Nissos Nikouria
Borrowings
Agreement amount, excluding non-cash element						$ 145,500,000
Bareboat vessel charter period						84 months
$194.0 Million Sale and Leaseback Agreements - Nissos Kea and Nissos Nikouria | Period before commencement of charter period
Borrowings
Charter hire, fixed amount						$ 909,375
$194.0 Million Sale and Leaseback Agreements - Nissos Kea and Nissos Nikouria | Period after commencement of charter period
Borrowings
Charter hire, fixed amount						909,375
$194.0 Million Sale and Leaseback Agreements - Nissos Kea and Nissos Nikouria | After first but prior to seventh anniversary of commencement of charter period
Borrowings
Amount of purchase option						$ 72,750,000
Purchase option as percentage of purchase price						75.00%
$194.0 Million Sale and Leaseback Agreements - Nissos Kea and Nissos Nikouria | On seventh anniversary of commencement of charter period
Borrowings
Amount of purchase option						$ 40,921,875
$194.0 Million Sale and Leaseback Agreements - Nissos Kea and Nissos Nikouria | SOFR | Period before commencement of charter period
Borrowings
Charter hire, price on variable rate						2.60%
Charter hire, margin on variable rate						2.45%
Charter hire, credit adjustment on variable rate						0.15%
$194.0 Million Sale and Leaseback Agreements - Nissos Kea and Nissos Nikouria | SOFR | Period after commencement of charter period
Borrowings
Charter hire, price on variable rate						2.00%
$73.5 Million Sale and Leaseback Agreement - Nissos Anafi
Borrowings
Agreement amount					$ 73,500,000
Bareboat vessel charter period					84 months
Charter hire, fixed amount					$ 1,200,000
$73.5 Million Sale and Leaseback Agreement - Nissos Anafi | After first but prior to seventh anniversary of commencement of charter period
Borrowings
Amount of purchase option					$ 73,450,000
Purchase option as percentage of purchase price					65.00%
$73.5 Million Sale and Leaseback Agreement - Nissos Anafi | SOFR
Borrowings
Charter hire, price on variable rate					1.90%
$34.7 Million Credit Facility
Borrowings
Agreement amount										$ 34,700,000
Number of quarterly repayment installments | installment										24
Amount of quarterly installment										$ 725,000
Amount of final balloon payment										$ 17,300,000
$34.7 Million Credit Facility | SOFR
Borrowings
Adjustment to interest rate basis										1.75%
$35.1 Million Unsecured Sponsor Loan
Borrowings
Repayment of borrowings		$ 17,600,000		$ 16,700,000
Nissos Kythnos New Facility
Borrowings
Agreement amount			$ 60,000,000
Amount of quarterly installment			1,041,000.000
Amount of final balloon payment			$ 35,024,000.000
Term of instrument			6 years
Potential decrease or increase in margin, subject to meeting certain sustainability linked targets			0.05%
Nissos Kythnos New Facility | SOFR
Borrowings
Adjustment to interest rate basis			1.40%
$125.7 Million Secured Term Loan Facility | SOFR
Borrowings
Adjustment to interest rate basis			1.65%
Poliegos New Facility
Borrowings
Agreement amount	$ 31,110,000
Amount of quarterly installment	780,000
Amount of final balloon payment	$ 12,440,000
Term of instrument	6 years
Poliegos New Facility | SOFR
Borrowings
Adjustment to interest rate basis	1.60%